Revenue	6 Months Ended
Jun. 30, 2018
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Revenue
6.	Revenue

	Three Months Ended June 30				Six Months Ended June 30
(in thousands)	2018		2017		2018		2017
Sales
Silver
Silver credit sales	$87,620	41%	$95,799	48%	$182,109	44%	$170,228	43%
Concentrate sales	11,027	5%	13,015	6%	22,704	6%	29,750	7%

	$98,647	46%	$108,814	54%	$204,813	50%	$199,978	50%

Gold
Gold credit sales	$110,688	52%	$81,696	41%	$201,545	49%	$177,195	45%
Concentrate sales	3,065	2%	9,174	5%	5,294	1%	20,462	5%

	$113,753	54%	$90,870	46%	$206,839	50%	$197,657	50%

Total sales revenue	$212,400	100%	$199,684	100%	$411,652	100%	$397,635	100%

Silver and Gold Credit Sales

Under certain precious metal purchase agreements, silver and/or gold is acquired from the mine operator in the form of silver or gold credits, which is then sold through a network of third party brokers or dealers. Revenue from silver and gold credit sales is recognized at the time of the sale of such credits, which is also the date that control of the silver or gold is transferred to the customer.

The Company will occasionally enter into forward contracts in relation to silver or gold deliveries that it is highly confident will occur within a given quarter. No forward contracts were outstanding at June 30, 2018 or December 31, 2017. The sales price is fixed at the delivery date based on either the terms of these short-term forward sales contracts or the spot price of silver or gold.

Concentrate Sales

Under certain precious metal purchase agreements, silver and/or gold is acquired from the mine operator in concentrate form, which is then sold under the terms of the concentrate sales contracts to third-party smelters or traders. Where the Company acquires silver or gold in concentrate form, final silver or gold prices are set on a specified future quotational period (the “Quotational Period”) pursuant to the concentrate sales contracts with third-party smelters, typically one to three months after the shipment date, based on market prices for silver or gold. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted silver and gold prices. Final settlement is based upon the average applicable price for the Quotational Period applied to the actual number of silver or gold ounces recovered calculated using confirmed smelter weights and settlement assays. Revenues and the associated cost of sales are recorded on a gross basis under these contracts at the time title passes to the buyer, which is also the date that control of the silver or gold is transferred to the customer. The Company has concluded that the adjustments relating to the final assay results for the quantity of concentrate sold and the retroactive pricing adjustment for the Quotational Period are not significant and do not constrain the recognition of revenue.